LOANS TO RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans to Related Parties [Roll Forward]
Beginning balance	$ 10,599	$ 10,375	$ 16,047
Additions	1,791	1,297	1,533
Deductions	(1,964)	(1,073)	(7,205)
Ending balance	10,426	10,599	10,375
Loans 90 days past due	$ 0	$ 0	$ 0